5. SOFTWARE	12 Months Ended
Jun. 30, 2021
Capitalized Computer Software, Net [Abstract]
SOFTWARE
Balance, September 6, 2019	$-
Additions	21,500
Depreciation	-
Balance, June 30, 2020	21,500
Additions	54,250
Depreciation	-
Balance, June 30, 2021	$75,750

As at June 30, 2021 and 2020, the software is not in use and no depreciation has been recorded for the periods then ended.